                             MFS(R) HIGH INCOME FUND

                      Supplement to the Current Prospectus

The description of portfolio managers under the "Management of the Fund" section is hereby restated as follows:

Robert J. Manning, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1984. Mr. Manning has been the fund's portfolio manager since 1994. John Addeo, a Vice President of MFS, has been employed by MFS in the investment management area since 1998. Mr. Addeo became a portfolio manager of the fund effective July 1, 2000.


                  The date of this Supplement is July 3, 2000.

                      MFS(R) HIGH YIELD OPPORTUNITIES FUND

                      Supplement to the Current Prospectus

The description of portfolio managers under the "Management of the Fund" section is hereby restated as follows:

Robert J. Manning, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1984. Mr. Manning has been the fund's portfolio manager since the fund's inception in 1998. John Addeo, a Vice President of MFS, has been employed by MFS in the investment management area since 1998. Mr. Addeo became a portfolio manager of the fund effective July 1, 2000.


                  The date of this Supplement is July 3, 2000.